Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	CUGI
Entity Registrant Name	CUI GLOBAL, INC.
Entity Central Index Key	0001108967
Entity Filer Category	Smaller Reporting Company